Unaudited Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of Cash Flows [Abstract]
Dividends received	$ 17,274	$ 11,583
Product Liability Contingency, Third Party Recovery	$ 44,890	$ 0